Document and Entity Information	May 20, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001090872
Current Fiscal Year End Date	--10-31
Document Type	8-K
Document Period End Date	May 20, 2025
Entity Registrant Name	AGILENT TECHNOLOGIES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-15405
Entity Tax Identification Number	77-0518772
Entity Address, Address Line One	5301 Stevens Creek Boulevard
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95051
City Area Code	800
Local Phone Number	227-9770
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	A
Security Exchange Name	NYSE
Entity Emerging Growth Company	false